Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 10-26-13	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					11/18/2013
2	Payment Date					11/20/2013
3	Collection Period				9/29/2013	10/26/2013	28
4	Monthly Interest Period- Actual				10/21/2013	11/19/2013	30
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	—	—	—	—	—
7	Class A-2 Notes	481,000,000.00	64,321,975.55	—	37,606,578.10	26,715,397.46	0.0555414
8	Class A-3 Notes	461,000,000.00	461,000,000.00	—	—	461,000,000.00	1.0000000
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$619,321,975.55	$—	$37,606,578.10	$581,715,397.46

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$866,372,146.00			$828,765,567.91

13	NPV Lease Payments Receivable	613,692,648.78	227,870,315.46			209,795,786.26
14	NPV Base Residual	861,233,741.95	638,501,830.54			618,969,781.65

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate + Spread	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.33206%	N/A	—	—	—	—
16	Class A-2 Notes	0.66000%	N/A	35,377.09	0.0735490	37,641,955.18	78.2577031
17	Class A-3 Notes	0.87000%	N/A	334,225.00	0.7250000	334,225.00	0.7250000
18	Class A-4 Notes	1.06000%	N/A	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities			452,635.42		38,059,213.51

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						15,831,383.10
20	Pull Ahead Waived Payments						11,957.63
21	Sales Proceeds - Early Terminations						17,751,307.54
22	Sales Proceeds via Customer - Scheduled Terminations						1,117,255.68
23	Sales Proceeds via Auction - Scheduled Terminations						1,977,473.58
24	Sales Proceeds via Dealer - Scheduled Terminations						7,031,638.98
25	Security Deposits for Terminated Accounts						10,722.00
26	Excess Wear and Tear Received						64,611.32
27	Excess Mileage Charges Received						97,572.50
28	Other Recoveries Received						49,332.43

29	Subtotal: Total Collections						43,943,254.76

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						1,747.96

33	Total Available Funds, prior to Servicer Advances						43,945,002.72

34	Servicer Advance						—

35	Total Available Funds						43,945,002.72

36	Reserve Account Draw						—

37	Available for Distribution						43,945,002.72

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						721,976.79
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						452,635.42
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					42,765,390.51
51	Regular Principal Distribution Amount					37,606,578.10
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						37,606,578.10
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						5,158,812.42

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-26-13	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		619,321,975.55
57	Less: Aggregate Securitization Value (End of Collection Period)		(828,765,567.91)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		619,321,975.55
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(581,715,397.46)

63	Regular Principal Distribution Amount		37,606,578.10

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		828,765,567.91
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

67	Targeted Note Balance		581,715,397.46

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		43,945,002.72
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		721,976.79
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		452,635.42
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		42,765,390.51
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		42,765,390.51

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		7,374,631.95
87	Initial Reserve Account Balance		7,374,631.95

88	Beginning Reserve Account Balance		7,374,631.95
89	Plus: Net Investment Income for the Collection Period		226.24

90	Subtotal: Reserve Fund Available for Distribution		7,374,858.19
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		7,374,858.19
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		226.24

95	Equals: Ending Reserve Account Balance		7,374,631.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units - Customer	68	1,093,922.08
99	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	164	2,206,379.42
100	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	409	6,773,268.75
101	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		(1,119,080.68)
102	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		(1,977,473.58)
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		(7,033,436.98)
104	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(41,153.12)
105	Less: Excess Wear and Tear Received		(64,611.32)
106	Less: Excess Mileage Received		(97,572.50)

107	Current Period Net Residual Losses/(Gains)	641	(259,757.93)

108	Cumulative Net Residual Losses:
109	Beginning Cumulative Net Residual Losses	6,636	(5,545,507.64)
110	Current Period Net Residual Losses (Item 101)	641	(259,757.93)

111	Ending Cumulative Net Residual Losses	7,277	(5,805,265.57)

112	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.39%

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-26-13	PAGE 3

G.	POOL STATISTICS
113	Collateral Pool Balance Data			Initial	Current
114	Aggregate Securitization Value			1,474,926,391	828,765,568
115	Aggregate Base Residual Value			1,006,540,717	669,849,649
116	Number of Current Contracts			64,099	42,166
117	Weighted Average Lease Rate			2.96%	2.91%
118	Average Remaining Term			27.5	14.0
119	Average Original Term			38.3	38.4
120	Proportion of Base Prepayment Assumption Realized				134.22%
121	Actual Monthly Prepayment Speed				1.26%
122	Turn-in Ratio on Scheduled Terminations				89.39%

		Sales Proceeds	Units	Book Amount	Securitization Value
123	Pool Balance - Beginning of Period		43,686	950,042,799	866,372,146
124	Depreciation/Payments			(14,738,856)	(10,885,964)
125	Gross Credit Losses		(11)	(238,101)	(229,061)
126	Early Terminations - Regular		(841)	(17,165,113)	(15,983,133)
127	Early Terminations - Lease Pull Aheads		(27)	(459,595)	(434,850)
128	Scheduled Terminations - Purchased by Customer	1,119,081	(68)	(1,116,237)	(1,093,922)
129	Scheduled Terminations - Sold at Auction	1,977,474	(164)	(2,298,041)	(2,206,379)
130	Scheduled Terminations - Purchased by Dealer	7,033,437	(409)	(6,954,059)	(6,773,269)

131	Pool Balance - End of Period		42,166	907,072,796	828,765,568

132	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage

133	Current		41,902	823,408,576	99.35%
134	31 - 90 Days Delinquent		233	4,727,410	0.57%
135	91+ Days Delinquent		31	629,582	0.08%

136	Total		42,166	828,765,568	100.00%

137	Credit Losses:			Units	Amounts
138	Aggregate Securitization Value on charged-off units			11	229,061
139	Aggregate Liquidation Proceeds on charged-off units				(155,209)
140	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
141	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
142	Recoveries on charged-off units				—

143	Current Period Aggregate Net Credit Losses/(Gains)			11	73,851

144	Cumulative Net Credit Losses:
145	Beginning Cumulative Net Credit Losses			246	1,796,926
146	Current Period Net Credit Losses (Item 136)			11	73,851

147	Ending Cumulative Net Credit Losses			257	1,870,777

148	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.13%

149	Aging of Scheduled Maturies Not Sold				Units
150	0 - 60 Days since Contract Maturity				335
151	61 - 120 Days since Contract Maturity				10
152	121+ Days since Contract Maturity				5

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-26-13	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
12/20/2013	18,566,548
1/20/2014	25,299,851
2/20/2014	28,457,306
3/20/2014	24,942,984
4/20/2014	25,373,521
5/20/2014	22,497,761
6/20/2014	20,062,380
7/20/2014	20,124,052
8/20/2014	35,655,747
9/20/2014	47,461,314
10/20/2014	58,300,923
11/20/2014	56,398,339
12/20/2014	46,038,044
1/20/2015	50,793,574
2/20/2015	56,297,512
3/20/2015	47,880,031
4/20/2015	46,002,598
5/20/2015	53,842,597
6/20/2015	45,589,301
7/20/2015	9,692,288
8/20/2015	11,674,293
9/20/2015	9,963,438
10/20/2015	10,594,437
11/20/2015	14,865,879
12/20/2015	12,590,161
1/20/2016	4,751,633
2/20/2016	5,072,045
3/20/2016	4,214,315
4/20/2016	5,157,899
5/20/2016	5,969,536
6/20/2016	4,547,640
7/20/2016	81,352
8/20/2016	5,320
9/20/2016	948
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—

Total:	828,765,567.91

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month